Income Taxes (Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current income tax expense: Federal	$ (2,366)	$ 4,382	$ 1,982
Current income tax expense: State	263	836	(136)
Current income tax expense	(2,103)	5,218	1,846
Deferred income tax benefit: Federal	802	(1,592)	5
Deferred income tax benefit: State	(951)	(253)	(346)
Deferred income tax benefit	(149)	(1,845)	(341)
Income Tax (Benefit) Expense	$ (2,252)	$ 3,373	$ 1,505